Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Cost of sales	€ 622,910	€ 650,087	€ 680,235